Fixed Assets (Details)	Jun. 30, 2018 USD ($)
Accounting Policies [Abstract]
Furniture and Equipment	$ 10,617
Computers and Equipment
Intangible Assets	2,344
Accumulated Depreciation
Net Fixed Assets	$ 12,961